ACCOUNTS RECEIVABLE, NET - Movement in the allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Movement in the allowance for credit losses
Balance at beginning of the year	¥ 5,569	$ 796	¥ 5,926	¥ 5,407
Provisions/(reversals)	(199)	(28)	(357)	519
Write-off of uncollectible receivables	(4,815)	(689)
Balance at end of the year	¥ 555	$ 79	¥ 5,569	¥ 5,926